UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8194

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

JoEllen L. Legg, Esq.

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 – March 31, 2011

Item 1. Schedule of Investments.

RiverFront Long-Term Growth Fund
STATEMENT OF INVESTMENTS
March 31, 2011 (unaudited)

	Shares	Value

COMMON STOCKS (34.97%)

Advertising (0.58%)
Omnicom Group, Inc.	9,914	$486,381

Aerospace & Defense (3.01%)
Esterline Technologies Corp.(a)	10,437	738,105
L-3 Communications Holdings, Inc.	5,398	422,717
Lockheed Martin Corp.	8,826	709,610
United Technologies Corp.	7,677	649,858

		2,520,290

Agriculture (0.56%)
Altria Group, Inc.	17,907	466,119

Banks (0.80%)
East West Bancorp, Inc.	30,500	669,780

Chemicals (1.77%)
Monsanto Co.	7,274	525,620
The Scotts Miracle-Gro Co., Class A	11,539	667,531
Sensient Technologies Corp.	8,030	287,795

		1,480,946

Commercial Banks (0.46%)
Cullen/Frost Bankers, Inc.	6,509	384,161

Commercial Services (1.66%)
Automatic Data Processing, Inc.	10,324	529,724
Iron Mountain, Inc.	19,196	599,491
Moody’s Corp.	7,604	257,852

		1,387,067

Commercial Services & Supplies (0.46%)
Manpower, Inc.	6,164	387,592

Communications Equipment (0.65%)
Harris Corp.	11,041	547,634

Computers & Peripherals (2.09%)
Accenture PLC, Class A	9,253	508,637
Apple, Inc.(a)	1,236	430,684
International Business Machines Corp.	4,984	812,741

		1,752,062

Containers & Packaging (0.98%)
Ball Corp.	22,989	824,156

Diversified Financial Services (0.53%)
The NASDAQ OMX Group, Inc.(a)	17,133	442,717

Energy Equipment & Services (0.79%)
Superior Energy Services, Inc.(a)	16,048	657,968

Engineering & Construction (0.55%)
AECOM Technology Corp.(a)	16,475	456,852

Food & Staples Retailing (0.49%)
NIKE, Inc., Class B	5,409	409,461

Hand & Machine Tools (0.61%)
Snap-On, Inc.	8,447	507,327

Health Care Providers & Services (2.14%)
CareFusion Corp.(a)	23,213	654,607
Henry Schein, Inc.(a)	8,441	592,305
PSS World Medical, Inc.(a)	19,895	540,149

		1,787,061

Healthcare Products (0.59%)
Hologic, Inc.(a)	22,193	492,685

Hotels, Restaurants & Leisure (1.05%)
Darden Restaurants, Inc.	7,605	373,634
Penn National Gaming, Inc.(a)	13,522	501,125

		874,759

Insurance (0.82%)
HCC Insurance Holdings, Inc.	21,809	682,840

IT Services (0.80%)
Fiserv, Inc.(a)	10,710	671,731

Leisure Equipment & Products (0.43%)
Hasbro, Inc.	7,681	359,778

Machinery, Construction & Mining (0.62%)
Caterpillar, Inc.	4,661	519,002

Multiline Retail (0.72%)
Dollar Tree, Inc.(a)	10,927	606,667

Oil & Gas (4.09%)
Chevron Corp.	9,591	1,030,361
Cimarex Energy Co.	2,683	309,189
Exxon Mobil Corp.	12,325	1,036,902
Forest Oil Corp.(a)	15,337	580,199
Petrohawk Energy Corp.(a)	18,809	461,573

		3,418,224

Pharmaceuticals (2.42%)
Omnicare, Inc.	22,862	685,632
PerkinElmer, Inc.	21,837	573,658
Pfizer, Inc.	37,601	763,676

		2,022,966

Real Estate Investment Trusts (2.04%)
American Campus Communities, Inc.	15,329	505,857
Corporate Office Properties Trust	13,435	485,541
DuPont Fabros Technology, Inc.	14,949	362,513
Weingarten Realty Investors	14,192	355,652

		1,709,563

Semiconductors & Semiconductor Equipment (0.95%)
Microchip Technology, Inc.	14,099	535,903
Skyworks Solutions, Inc.(a)	7,937	257,317

		793,220

Software (0.39%)
BMC Software, Inc.(a)	6,532	324,902

Telecommunications (1.21%)
QUALCOMM, Inc.	10,701	586,736
Verizon Communications, Inc.	11,025	424,903

		1,011,639

Transportation (0.71%)
United Parcel Service, Inc., Class B	7,988	593,668

TOTAL COMMON STOCKS (Cost $23,672,888)		29,249,218

EXCHANGE TRADED FUNDS (59.07%)

Emerging Markets (9.65%)
iShares MSCI Emerging Markets Index Fund	23,402	1,139,443
Vanguard MSCI Emerging Markets ETF	141,690	6,931,475

		8,070,918

Equity Fund (7.18%)
Global X China Consumer ETF	20,057	346,585
iShares MSCI United Kingdom Index Fund	46,335	830,323
PowerShares Dynamic Building & Construction Portfolio	35,350	507,983
PowerShares Dynamic Media Portfolio	32,718	496,659
PowerShares S&P SmallCap Health Care Portfolio	17,670	557,489
PowerShares S&P SmallCap Industrials Portfolio	16,542	509,824
PowerShares S&P SmallCap Information Technology Portfolio	17,582	564,558
SPDR S&P Oil & Gas Equipment & Services ETF	12,570	552,703
Vanguard FTSE All World ex-US Small-Cap ETF	16,117	1,642,806

		6,008,930

Financial Services (1.67%)
Financial Select Sector SPDR Fund(b)	37,957	622,875
SPDR KBW Capital Markets ETF	19,521	768,932

		1,391,807

Growth (4.21%)
Wilshire Micro-Cap ETF	175,680	3,524,246

Growth Large Cap (5.59%)
iShares S&P 100 Index Fund	78,799	4,674,357

Growth Mid Cap (2.05%)
SPDR S&P Mid-Cap 400 ETF Trust	9,563	1,717,037

Growth Small Cap (3.93%)
PowerShares Zacks Micro-Cap Portfolio	212,667	2,654,871
Vanguard Small-Cap ETF	8,029	634,211

		3,289,082

International Equity (16.71%)
iShares MSCI ACWI Index Fund	37,166	1,691,053
iShares MSCI Canada Index Fund	52,439	1,764,048
iShares MSCI Singapore Index Fund	62,290	851,504
iShares S&P Latin America 40 Index Fund	15,712	845,149

Vanguard MSCI EAFE ETF		193,726	7,227,917
WisdomTree Japan Total Dividend Fund		43,300	1,596,471

			13,976,142

Large Cap (1.48%)
iShares Dow Jones U.S. Real Estate Index Fund		8,051	478,229
iShares S&P North American Technology-Software Index Fund(a)		12,290	761,980

			1,240,209

Micro Cap (3.09%)
First Trust Dow Jones Select MicroCap Index Fund		108,899	2,587,440

Small Cap (2.62%)
PowerShares Dynamic Leisure & Entertainment Portfolio		32,748	626,797
SPDR S&P Emerging Small-Cap ETF		29,068	1,565,602

			2,192,399

Value (0.89%)
PowerShares Dividend Achievers Portfolio		50,187	740,258

TOTAL EXCHANGE TRADED FUNDS (Cost $43,125,457)			49,412,825

EXCHANGE TRADED NOTES (2.86%)

Equity Fund (2.86%)
JPMorgan Alerian MLP Index ETN		42,094	1,598,309
UBS E-TRACS Alerian MLP Infrastructure ETN		25,267	791,868

			2,390,177

TOTAL EXCHANGE TRADED NOTES (Cost $2,065,128)			2,390,177

	7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS (3.10%)
Dreyfus Cash Management Fund, Institutional Class	0.12%	2,595,297	2,595,297

TOTAL SHORT TERM INVESTMENTS (Cost $2,595,297)			2,595,297

TOTAL INVESTMENTS (100.00%) (Cost $71,458,770)			$83,647,517

Liabilities In Excess Of Other Assets (0.00%)(c)			(2,294)

NET ASSETS (100.00%)			$83,645,223

Common Abbreviations:

ACWI - All Country World Index

EAFE - Europe, Australasia, Far East

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

E-TRACS - Exchange Traded Access Securities

FTSE - Financial Times and the London Stock Exchange

MLP - Master Limited Partnership

MSCI - Morgan Stanley Capital International

PLC - Public Limited Company

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depository Receipt

(a) Non-Income Producing Security.

(b) Affiliated Company. See Note 3 to Notes to Quarterly Statement of Investments.

(c) Greater than (0.005)% but less than 0.005% of Net Assets.

See Notes to Quarterly Statement of Investments

Notes to Quarterly Statement of Investments (unaudited)

1.  Organization and Significant Accounting Policies

Financial Investors Trust (the “Trust”) was organized as a Delaware statutory trust on November 30, 1993 and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). As of March 31, 2011, the Trust consists of 11 separate portfolios which include multiple series of shares, with differing investment objectives and policies. This report pertains to the RiverFront Long-Term Growth Fund (the “Fund”). The Fund’s objective is to achieve long-term capital appreciation.

The Fund offers multiple series of shares. Each class differs as to sales and redemption charges and ongoing fees. All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares of the Fund are subject to an initial sales charge of up to 5.50%. Class A shares and Class C shares of the Fund, as applicable, for which no initial sales charge was paid, are subject to a contingent deferred sales charge of 1% if the shares are sold within twelve months after a purchase in excess of $1 million.

Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

On September 24, 2010, RiverFront Long-Term Growth Fund (the “Predecessor Fund”), a series of Baird Funds, Inc., participated in a tax-free reorganization whereby the Predecessor Fund merged into the newly created RiverFront Long-Term Growth Fund, a series of the Financial Investors Trust. For financial reporting purposes, the Predecessor Fund was considered the acquirer and as such the Fund has carried over the historic performance and financial results of the Predecessor Fund. The Predecessor Fund commenced operations on October 28, 2008.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies.

Investment Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Board of Trustees (the “Board”) using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Fund may also use fair value procedures if the Fair Value Committee determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s NAV is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the foreign exchange on which they are traded, but before the Fund prices its shares.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	unadjusted quoted prices in active markets for identical investments
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Valuation Inputs
Investments in Securities at Value*	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total

Common Stocks	$29,249,218	$ –	$ –	$29,249,218
Exchange Traded Funds	49,412,825	–	–	49,412,825
Exchange Traded Notes	2,390,177	–	–	2,390,177
Short Term Investments	2,595,297	–	–	2,595,297

Total	$83,647,517	$ –	$ –	$83,647,517

* For detailed descriptions of industries, see the accompanying Statement of Investments.

For the three months ended March 31, 2011, the Fund did not have any significant transfers between Level 1 and Level 2 securities. For the period ended March 31, 2011, the Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions

Investment and shareholder transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Federal Income Taxes

The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made.

Distributions to Shareholders

The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund.

2.   Unrealized Appreciation and Depreciation on Investments

As of March 31, 2011, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Gross Appreciation (excess of value over tax cost)	$12,297,923

Gross Depreciation (excess of tax cost over value)	(186,746)

Net unrealized appreciation	$12,111,177

Cost of investments for income tax purposes	$71,536,340

3.   Transactions with Affiliates

For the period ended March 31, 2011, the Fund recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

SECURITY NAME	SHARE BALANCE JANUARY 1, 2011	PURCHASES	SALES	SHARE BALANCE MARCH 31, 2011	DIVIDENDS	REALIZED GAINS (LOSSES)	MARKET VALUE MARCH 31, 2011

Financial Select Sector SPDR Fund	-	37,957	-	37,957	$ -	$ -	$622,875

Materials Select Sector SPDR ETF	16,498	1,153	17,651	-	-	81,251	-

					$ -	$ 81,251	$622,875

The above securities are deemed affiliated investment companies because the Fund’s Distributor is also the distributor of the Select Sector SPDR exchange traded funds (the “Underlying Sector ETFs”). As required by exemptive relief obtained by the Underlying Sector ETFs, the Adviser will reimburse the Fund an amount equal to the distribution fee received by ADI from the Underlying Sector ETFs attributable to the Fund’s investment in the Underlying Sector ETFs, for so long as ADI acts as the distributor to the Fund and the Underlying Sector ETFs.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	May 25, 2011

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (Principal Financial Officer)

Date:	May 25, 2011